Summary of Significant Accounting Policies (Policies)	9 Months Ended
Sep. 30, 2012
Basis of Presentation and Use of Estimates

Basis of Presentation and Use of Estimates

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) and include all adjustments necessary for the presentation of our consolidated financial position, results of operations and cash flows for the periods presented. The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts and disclosures reported in the financial statements and accompanying notes. Actual results could differ materially from those estimates. The Company believes judgment is involved in determining revenue recognition, the fair value-based measurement of stock-based compensation, accruals and warrant valuations. The Company evaluates its estimates and assumptions as facts and circumstances dictate. As future events and their effects cannot be determined with precision, actual results could differ from these estimates and assumptions, and those differences could be material to the consolidated financial statements.

Unaudited Interim Financial Information

Unaudited Interim Financial Information

The accompanying balance sheet as of September 30, 2012, the statements of comprehensive loss and cash flows for the nine months ended September 30, 2011 and 2012 and the statements of convertible preferred stock and stockholder’s (deficit) equity as of September 30, 2012 are unaudited. The financial data and other information disclosed in these notes to the financial statements related to September 30, 2012 and the nine month periods ended September 30, 2011 and 2012 are also unaudited. The unaudited interim financial statements have been prepared on the same basis as the annual financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments, necessary to state fairly the Company’s financial position as of September 30, 2012 and the results of its operations and cash flows for the nine months ended September 30, 2011 and 2012. The results for the nine months ended September 30, 2012 are not necessarily indicative of results to be expected for the year ending December 31, 2012 or for any other interim period or for any future year.

Unaudited Pro Forma Stockholders' Equity

Unaudited Pro Forma Stockholders’ Equity

The unaudited pro forma stockholders’ equity has been prepared assuming: immediately prior to the completion of the Company’s proposed initial public offering (IPO), the automatic conversion of all outstanding shares of convertible preferred stock into shares of common stock on a one-for-one basis; the exercise, on a net issuance basis, of a warrant to purchase shares of Series E convertible preferred stock (Series E Preferred), which will expire upon completion of the IPO if unexercised, resulting in the issuance of 1,130 shares of Series E Preferred and the conversion of those shares immediately prior to the completion of the proposed IPO resulting in the issuance of 1,130 shares of common stock, assuming an IPO price of $13.00 per share, the midpoint of the proposed IPO price range; the conversion of the Company’s warrant exercisable for Series B-2 convertible preferred stock into a warrant for common stock immediately prior to the completion of the proposed IPO; the related reclassification of convertible preferred stock warrant liabilities to additional paid-in capital; and the amendment and restatement of the Company’s certificate of incorporation immediately prior to the completion of the proposed IPO. The unaudited pro forma stockholders’ equity gives effect to these adjustments as if the proposed IPO was completed as of September 30, 2012, but does not consider any proceeds from the proposed IPO.

Concentration of Credit Risk

Concentration of Credit Risk

Cash, cash equivalents, and marketable securities consist of financial instruments that potentially subject the Company to a concentration of credit risk in the event of a default by the related financial institution holding the securities, to the extent of the value recorded in the balance sheet. The Company invests cash that is not required for immediate operating needs primarily in highly liquid instruments with lower credit risk. The Company has established guidelines relating to the quality, diversification, and maturities of securities to enable the Company to manage its credit risk.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Cash, accounts payable and accrued liabilities are carried at cost, which approximates fair value given their short-term nature. Marketable securities, cash equivalents, and warrants for convertible preferred stock are carried at fair value.

The fair value of financial instruments reflects the amounts that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). The fair value hierarchy is based on three levels of inputs that may be used to measure fair value, of which the first two are considered observable, and the third is considered unobservable, as follows:

Level 1 – Quoted prices in active markets for identical assets or liabilities.

Level 2 – Inputs other than those included in Level 1 that are directly or indirectly observable, such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 – Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The Company measures the fair value of financial assets and liabilities using the highest level of inputs that are reasonably available as of the measurement date. The following tables summarize the fair value of financial assets and liabilities (investments and convertible preferred stock warrant liabilities) that are measured at fair value, and the classification by level of input within the fair value hierarchy:

	Fair Value Measurements as of December 31, 2010
(in thousands)	Level 1	Level 2	Level 3	Total
Investments:
Money market funds	$7,529	$—	$—	$7,529
U.S. treasury notes	1,274	—	—	1,274
Commercial paper		6,749		6,749
Corporate securities	—	7,475	—	7,475
U.S. government-backed securities	—	10,677	—	10,677

Total investments	$8,803	$24,901	$—	$33,704

Convertible preferred stock warrant liabilities	$—	$—	$69	$69

	Fair Value Measurements as of December 31, 2011
(in thousands)	Level 1	Level 2	Level 3	Total
Investments:
Money market funds	$2,973	$—	$—	$2,973
U.S. treasury notes	3,051	—	—	3,051
Corporate securities	—	6,022	—	6,022
U.S. government-backed securities	—	5,436	—	5,436

Total investments	$6,024	$11,458	$—	$17,482

Convertible preferred stock warrant liabilities	$—	$—	$117	$117

	Fair Value Measurements as of September 30, 2012
(in thousands)	Level 1	Level 2	Level 3	Total
	(unaudited)
Investments:
Money market funds	$5,733	$—	$—	$5,733
U.S. treasury notes	502	—	—	502
Commercial paper	—	4,248		4,248
Corporate securities	—	5,264	—	5,264
U.S. government-backed securities	—	8,307	—	8,307

Total investments	$6,235	$17,819	$—	$24,054

Convertible preferred stock warrant liabilities	$—	$—	$584	$584

The Company’s Level 2 investments include U.S. government-backed securities and corporate securities that are valued based upon observable inputs that may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research publications. The fair value of the Company’s commercial paper is based upon the time to maturity and discounted using the three-month treasury bill rate. The average remaining maturity of the Company’s Level 2 investments as of September 30, 31, 2012 is less than three months and all of these investments are rated by S&P and Moody’s at AAA or AA+. As of September 30, 2012, the Company’s corporate securities are fully FDIC-insured under the Temporary Liquidity Guarantee Program (TLGP).

The fair value of the convertible preferred stock warrant liabilities as of December 31, 2010 and 2011 was calculated by using an Option Pricing Model to allocate the total enterprise value to the various securities within the Company’s capital structure. The estimated total enterprise value was $99.5 million and $106.9 million at December 31, 2010 and December 31, 2011, respectively. The model’s inputs reflect assumptions that market participants would use in pricing the instrument in a current period transaction. Inputs to the model included:

	December 31,
	2010	2011
Time to liquidity (in years)	0.5	2.0
Volatility	57%	53%
Discounted cash flow rate	14%	14%
Risk free interest rate	0.21%	0.25%
Marketability discount rate	20%	27%

The time to liquidity input was based on the Company’s estimate of when potential liquidity could be provided to stockholders. The volatility factor used was based on the average historic price volatility for publicly traded industry peers. The discounted cash flow rate used takes into consideration a company specific risk premium, market risk premium and an assumed risk free rate of return. The risk-free interest rate used was based on the yields of U.S. Treasury securities with maturities similar to the time to liquidity. The marketability discount is used to reflect that private company securities are generally less liquid than a public company.

The fair value of the convertible preferred stock warrant liabilities as of September 30, 2012 was calculated by allocating the total enterprise value of the Company to the various securities, including convertible preferred stock warrants, within the Company’s capital structure using the probability-weighted expected return method (PWERM). The change to the PWERM model from the model used at December 31, 2011 reflected the continued development of the Company. The fair value of the convertible preferred stock warrant liabilities through December 31, 2011 was calculated by allocating the total enterprise value to the various securities within the Company’s capital structure using an Option Pricing Model. The estimated total enterprise value was $226.4 million at September 30, 2012. The PWERM is a scenario-based analysis that estimates the value per share based on the probability-weighted present value of expected future investment returns, considering each of the possible outcomes available to the Company, as well as the rights of each share class. The PWERM estimates the value of the Company under each of two possible future scenarios: IPO and stay privately held. In the non-IPO scenario, a large portion of the equity value is allocated to the convertible preferred stock and warrants to incorporate the aggregate liquidation preferences. In the IPO scenario, the equity value is allocated pro rata among the shares of common stock and each series of convertible preferred stock and warrants with the value allocated to the Series E convertible preferred stock warrant adjusted to intrinsic value given that this instrument net share settles upon an IPO. The value per share under each scenario was then probability weighted and the resulting weighted values per share were summed to determine the fair value per share for each share class. The PWERM valuation used a risk-adjusted discount rate of 12%, a non-marketability discount rate of 14.2% and an estimated time to a liquidity event of 2-17 months. The expected outcomes were weighted more towards an IPO (80%) with a lower weighting for remaining privately held (20%). The fair value of the enterprise determined using the IPO and non-IPO scenarios were weighted according to the Company’s estimate of the probability of each scenario.

The following table presents changes in financial instruments measured at fair value using Level 3 inputs:

Convertible Preferred Stock Warrant Liabilities
(in thousands)
Balance at December 31, 2009	$71
Unrealized gain included in other income (expense), net	(2)

Balance at December 31, 2010	69
Unrealized loss included in other income (expense), net	48

Balance at December 31, 2011	117
Issuances (unaudited)	79
Unrealized loss included in other income (expense), net (unaudited)	388

Balance at September 30, 2012 (unaudited)	$584

Cash, Cash Equivalents, and Marketable Securities

Cash, Cash Equivalents, and Marketable Securities

The Company considers all highly liquid investments with an original maturity of 90 days or less at the time of purchase to be cash equivalents. Cash and cash equivalents consist of deposits with commercial banks in checking, interest-bearing and demand money market accounts. The Company invests in marketable securities consisting primarily of certificates of deposit, money market funds, corporate securities, commercial paper, U.S. government-backed securities and U.S. treasury notes. These securities are classified as available-for-sale and carried at estimated fair value, with unrealized gains and losses reported as part of accumulated other comprehensive income (loss), a separate component of stockholders’ (deficit) equity. The Company may liquidate any of these investments in order to meet the Company’s liquidity needs in the next year.

Realized gains and losses from the sale of marketable securities are calculated using the specific-identification method. Realized gains and losses and declines in value judged to be other-than-temporary are included in interest income, net in the consolidated statements of comprehensive loss. To date, the Company has not recorded any impairment charges on its marketable securities related to other-than-temporary declines in market value. In determining whether a decline in market value is other-than-temporary, various factors are considered, including whether the decline is attributed to a change in credit risk, and whether it is more likely-than-not that the Company will hold the security for a period of time sufficient to allow for an anticipated recovery in market value. The Company had no realized gains or losses from the sale of marketable securities for the years ended December 31, 2009, 2010 and 2011 and the nine months ended September 30, 2011 and 2012.

Restricted Cash

Restricted Cash

Restricted cash at December 31, 2011 and September 30, 2012 consisted of $0.2 million related to standby letters of credit issued in connection with an operating lease for the Company’s corporate headquarters. Restricted cash at December 31, 2010 consisted of $0.5 million related to standby letters of credit issued in connection with an operating lease for the Company’s corporate headquarters and a shipment of clinical materials from a third-party manufacturer.

Property and Equipment, Net

Property and Equipment, Net

Property and equipment is stated at cost, less accumulated depreciation and amortization, and depreciated over the estimated useful lives of the respective assets of three years using the straight-line method. Leasehold improvements are amortized on a straight-line basis over the shorter of the useful lives or the noncancelable term of the related lease. Maintenance and repair costs are charged as expense to the statements of comprehensive loss as incurred.

Long-Lived Assets

Long-Lived Assets

The Company evaluates the carrying value of its long-lived assets, including intangible assets, whenever events or changes in circumstances indicate that the carrying value of the asset may be impaired. An impairment loss would be recognized when estimated future cash flows expected to result from the use of the asset, including disposition, are less than the carrying value of the asset. To date, the Company has not recorded any impairment charges on its long-lived assets.

The Company’s intangible assets consist of intellectual property and know-how acquired, related to developed technology for antibody production, as part of the Company’s acquisition of Celscia Therapeutics, Inc., effective January 12, 2004. Such intellectual property and know-how acquired provides the Company with alternative future use in other research projects. The intellectual property and know-how acquired of $1.0 million is being amortized over the estimated useful life of the technology, which the Company estimates to be nine years. For each of the years ended December 31, 2009, 2010 and 2011, the Company recorded amortization expense of $0.1 million. For the nine month periods ended September 30, 2011 and 2012, the Company recorded amortization expense of $0.1 million. The estimated amortization expense to be recorded in the year ended December 31, 2012 is $0.1 million.

Deferred Offering Costs

Deferred Offering Costs

Deferred offering costs as of September 30, 2012, consisting of legal, accounting, printing and filing fees incurred in the preparation of the Company’s Registration Statements on Form 10-12G and Form S-1 as part of the Company’s proposed IPO have been capitalized. The deferred offering costs will be offset against the IPO proceeds upon the completion of the offering. In the event the offering is terminated, deferred offering costs will be expensed. As of September 30, 2012, the Company had capitalized $2.0 million of deferred offering costs in other assets on the consolidated balance sheet. No amounts were deferred as of December 31, 2011.

Convertible Preferred Stock Warrant Liabilities

Convertible Preferred Stock Warrant Liabilities

The Company classifies its outstanding warrants exercisable for shares of the Company’s Series B-2 and Series E convertible preferred stock as convertible preferred stock warrant liabilities and adjusts the instruments to fair value at the end of each reporting period. At the end of each reporting period, changes in the fair value of the warrant liabilities during the period are recorded as a component of other income (expense), net. The Company will continue to adjust the liabilities for changes in fair value until the earlier of the exercise or expiration of the warrants or conversion of the warrants into warrants to purchase common stock, at which time the liabilities would be reclassified to equity.

Research and Development Expenses

Research and Development Expenses

Development costs incurred in the research and development of new products are expensed as incurred, including expenses that may or may not be reimbursed under research and development collaboration arrangements. Research and development costs include, but are not limited to, salaries, benefits, stock-based compensation, laboratory supplies, allocated overhead, fees for professional service providers and costs associated with product development efforts, including preclinical studies and clinical trials. Research and development expenses under collaborative agreements approximate or exceed the revenue recognized under such agreements.

The Company estimates preclinical study and clinical trial expenses based on the services performed, pursuant to contracts with research institutions and clinical research organizations that conduct and manage preclinical studies and clinical trials on its behalf. In accruing service fees, the Company estimates the time period over which services will be performed and the level of effort to be expended in each period. If the actual timing of the performance of services or the level of effort varies from the estimate, the Company will adjust the accrual accordingly. Payments made to third parties under these arrangements in advance of the receipt of the related services are recorded as prepaid expenses until the services are rendered.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue when: (i) persuasive evidence of an arrangement exists; (ii) transfer of technology has been completed, delivery has occurred or services have been rendered; (iii) the fee is fixed or determinable; and (iv) collectability is reasonably assured. Payments received in advance of work performed are recorded as deferred revenue and recognized when earned.

Multiple Element Arrangements

The Company evaluates revenue from agreements that have multiple elements to determine whether the components of the arrangement represent separate units of accounting. Management considers whether components of an arrangement represent separate units of accounting based upon whether certain criteria are met, including whether the delivered element has stand-alone value to the customer. To date, all of the Company’s research and development collaboration and license agreements have been assessed to have one unit of accounting. Up-front and license fees received for a combined unit of accounting are deferred and recognized ratably over the projected performance period. Nonrefundable fees where the Company has no continuing performance obligations are recognized as revenue when collection is reasonably assured and all other revenue recognition criteria have been met.

On January 1, 2011, the Company adopted on a prospective basis Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2009-13, Multiple-Deliverable Revenue Arrangements, which amends the criteria related to identifying separate units of accounting and provides guidance on how an arrangement should be separated and the consideration allocated. The adoption of the standard did not impact the Company’s financial position or results of operations as of and for the year ended December 31, 2011 or nine months ended September 30, 2012 as the Company did not enter into any new arrangements or materially modify any existing arrangements in those periods. However, the adoption of this standard may result in revenue recognition patterns for future agreements that are materially different from the Company’s existing multiple-element arrangements.

Research and Development Services

Internal and external research and development costs incurred in connection with collaboration agreements are recognized as revenue in the same period as the costs are incurred and are presented on a gross basis because the Company acts as a principal, has the discretion to choose suppliers, bears credit risk, and performs at least part of the services.

Milestones and Other Contingent Payments

On January 1, 2011, the Company elected to prospectively adopt the milestone method as described in FASB ASU 2010-17, Milestone Method of Revenue Recognition. Under the milestone method, contingent consideration received from the achievement of a substantive milestone will be recognized in its entirety in the period in which the milestone is achieved. A milestone is defined as an event having all of the following characteristics: (i) there is substantive uncertainty at the date the arrangement is entered into that the event will be achieved; (ii) the event can only be achieved based in whole or in part on either the company’s performance or a specific outcome resulting from the company’s performance; and (iii) if achieved, the event would result in additional payments being due to the company.

The Company’s future research and development and license agreements may provide for payments to be paid to the Company upon the achievement of development milestones or success fees. Given the challenges inherent in developing biologic products, there may be substantial uncertainty as to whether any such milestones would be achieved at the time the agreements are executed. In addition, the Company will evaluate whether the development milestones meet all of the conditions to be considered substantive. The conditions include: (1) the consideration is commensurate with either of the following: (a) the vendor’s performance to achieve the milestone or (b) the enhancement of the value of the delivered item or items as a result of a specific outcome resulting from the vendor’s performance to achieve the milestone; (2) it relates solely to past performance, and (3) it is reasonable relative to all the deliverables and payment terms within the arrangement. If the Company considers the development milestones to be substantive, revenue related to such future milestone payments will be recognized as the Company achieves each milestone. The election to adopt the milestone method did not impact the Company’s financial position or results of operations as of and for the year ended December 31, 2011, or the nine month period ended September 30, 2012, as the Company did not receive any milestone payments in those periods, and no milestone payments, as defined, are included in any of the Company’s existing collaboration agreements as of December 31, 2011 and September 30, 2012.

Prior to the adoption of ASU No. 2010-17, milestone payments that were contingent upon the achievement of substantive at-risk performance criteria were recognized in full upon achievement of those milestone events in accordance with the terms of the related agreement and assuming all other revenue recognition criteria were met. All revenue recognized to date under the Company’s collaborative agreements has been nonrefundable.

Stock-Based Compensation Expense

Stock-Based Compensation Expense

The Company measures employee and director stock-based compensation expense for stock awards at the grant date, based on the fair value-based measurement of the award, and the expense is recorded over the related service period, generally the vesting period, net of estimated forfeitures. The Company calculates the fair value-based measurement of stock options using the Black-Scholes valuation model and the single-option method and recognizes expense using the straight-line attribution approach.

The Company accounts for equity instruments issued to nonemployees based on their fair values on the measurement dates using the Black-Scholes option-pricing model. The fair values of the options granted to nonemployees are remeasured as they vest. As a result, the noncash charge to operations for nonemployee options with vesting is affected each reporting period by changes in the fair value of the Company’s common stock.

Income Taxes

Income Taxes

The Company accounts for income taxes under an asset-and-liability approach. Deferred income taxes reflect the impact of temporary differences between assets and liabilities recognized for financial reporting purposes measured by applying enacted tax rates and laws that will be in effect when the differences are expected to reverse, net operating loss carryforwards and tax credits. Valuation allowances are provided when necessary to reduce net deferred tax assets to an amount that is more likely than not to be realized. The Company’s policy is to include interest and penalties related to unrecognized tax benefits within the Company’s provision for income taxes.

Comprehensive Loss

Comprehensive Loss

Comprehensive loss includes the net loss and all changes in stockholders’ deficit during a period, except for those changes resulting from investments by stockholders or distributions to stockholders. Other comprehensive income (loss) consists solely of unrealized gains (losses) on marketable securities.

Net Loss Per Common Share

Net Loss Per Common Share

Basic net loss per common share is calculated by dividing the net loss by the weighted-average number of common shares outstanding during the period, without consideration of common stock equivalents. Diluted net loss per common share is computed by dividing the net loss by the weighted-average number of common shares and common share equivalents outstanding for the period. Common share equivalents are only included in the calculation of diluted net loss per common share when their effect is dilutive.

The Company’s potential dilutive securities which include convertible preferred stock, unvested restricted stock, stock options, and warrants have been excluded from the computation of diluted net loss per share as the effect would be to reduce the net loss per common share and be antidilutive. Therefore, the denominator used to calculate both basic and diluted net loss per common share is the same in all periods presented.

Deferred Rent

Deferred Rent

The Company records its costs under facility operating lease agreements as rent expense. Rent expense is recognized on a straight-line basis over the non-cancelable term of the operating lease. The difference between the actual amounts paid and amounts recorded as rent expense is recorded to deferred rent.

Segment Reporting

Segment Reporting

The Company determines its segment reporting based upon the way the business is organized for making operating decisions and assessing performance. The Company has only one operating segment related to the development of pharmaceutical products.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In May 2011, the FASB issued ASU No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. This ASU is the result of joint efforts by the FASB and International Accounting Standards Board to develop a single, converged fair value framework. While this ASU is largely consistent with existing fair value measurement principles in U.S. GAAP, it expands the existing disclosure requirements of ASC Topic 820, Fair Value Measurement and makes other amendments. Many of these amendments were made to eliminate unnecessary wording differences between U.S. GAAP and International Financial Reporting Standards, which could change how fair value measurement guidance in ASC 820 is applied. The Company adopted ASU No. 2011-04 on January 1, 2012, as required. The adoption of this new guidance on a prospective basis did not have a material impact on our consolidated financial statements.

In June 2011, the FASB issued ASU No. 2011-05, Presentation of Comprehensive Income. This ASU gives an entity the option to present the total of comprehensive income (loss), the components of net income (loss), and the components of other comprehensive income (loss) either in a single continuous statement of comprehensive income (loss) or in two separate but consecutive statements. The Company adopted ASU No. 2011-05 on January 1, 2012 on a retrospective basis as required and has presented its comprehensive loss and the components of net loss and other comprehensive income (loss) in a single continuous statement of comprehensive income (loss).

Reverse Stock Split

Reverse Stock Split

In December 2012, the Company’s board of directors approved a 1-for-3.56147 reverse split of our issued and outstanding capital stock which became effective on January 15, 2013. Upon the effectiveness of the reverse stock split, (i) every 3.56147 shares of issued and outstanding common stock and preferred stock was decreased to one share of common stock or preferred stock, as applicable, (ii) the number of shares of common stock into which each outstanding option to purchase common stock is exercisable was proportionally decreased on a 1-for-3.56147 basis and the number of shares of preferred stock into which each outstanding warrant is exercisable was proportionally decreased on a 1-for-3.56147 basis and, (iii) the exercise price of each outstanding option to purchase common stock and warrant to purchase preferred stock was proportionately increased. All of the share numbers, share prices, exercise prices and other per share information have been adjusted within these financial statements, on a retroactive basis, to reflect this 1-for-3.56147 reverse stock split.

Pro Forma
Net Loss Per Common Share

Unaudited Pro Forma Net Loss per Common Share

The unaudited pro forma loss per common share for the year ended December 31, 2011 and the nine months ended September 30, 2012 was computed using the weighted average number of shares of common stock outstanding, including the pro forma effect of the conversion of all outstanding shares of convertible preferred stock into shares of common stock on a one-for-one basis.